Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	December 31, 2021	December 31, 2020
Raw materials	$10,802	$4,456
Work in progress	2,979	1,143
Finished goods	840	144
Total inventories	$14,621	$5,743